Accounts receivable	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
Accounts receivable break down as follows:

(€ million)	December 31, 2022	December 31, 2021	December 31, 2020
Gross value	8,537	7,705	7,633
Allowances	(113)	(137)	(142)
Carrying amount	8,424	7,568	7,491
The impact of allowances against accounts receivable in 2022 was a net amount of less than €1 million (versus a net expense of €12 million in 2021 and a net expense of €30 million in 2020).
The gross value of overdue receivables was €452 million as of December 31, 2022, versus €455 million as of December 31, 2021 and €549 million as of December 31, 2020.

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2022	452	118	161	87	35	51
December 31, 2021	455	169	151	67	12	56
December 31, 2020	549	271	97	52	34	95
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables derecognized was €131 million as of December 31, 2022 (€3 million as of December 31, 2021 and €18 million as of December 31, 2020). The residual guarantees relating to such transfers were immaterial as of December 31, 2022.